Related Parties - Additional Information (Details) - Biotech Avenir SAS	12 Months Ended
Dec. 31, 2022 employee Co-founder
Disclosure of transactions between related parties [line items]
Number of co-founders hold share capital of related party | Co-founder	4
Number of employees hold share capital of related party | employee	12
Genfit
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate (as a percent)	3.79%